income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 586	$ 578
Revaluation of deferred income tax liability to reflect future statutory income tax rates		28
Adjustments recognized in the current period for income taxes of prior periods	(6)	(4)
Other	(28)	(12)
Income taxes	$ 552	$ 590
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a per cent)	27.00%	26.70%
Tax rate effect for revaluation of deferred income tax liability to reflect future income tax rates (as a per cent)		1.30%
Tax rate effect for adjustments recognized in the current period for income taxes of prior periods (as a per cent)	(0.30%)	(0.20%)
Tax rate effect for other (as a per cent)	(1.30%)	(0.60%)
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a per cent)	25.40%	27.20%